Supplementary Balance Sheet Information - Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Accumulated loss in respect of derivative instruments designated for cash flows hedge, net of tax	$ (9,087)	$ (1,477)	$ (1,928)	$ 409
Accumulated realized and unrealized loss on available-for-sale securities, net	(134)	(29)	(52)
Accumulated other comprehensive loss	$ (9,221)	$ (1,506)	$ (1,980)